Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Estimates of Future Commitments
Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (i)	$32,904	$11,004	$11,225	$11,452	$11,680	$185,349	$263,614
Gas supply and service agreements (ii)	68,216	41,036	26,969	25,109	20,279	39,648	221,257
Service agreements	47,206	39,575	39,025	41,813	44,685	316,099	528,403
Capital projects	83,990	58,976	—	—	—	—	142,966
Land easements (note 1(c))	6,470	6,626	6,696	6,774	6,867	203,982	237,415
Total	$238,786	$157,217	$83,915	$85,148	$83,511	$745,078	$1,393,655

(i)
Power purchase: APUC’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as of June 30, 2019. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism.

(ii)
Gas supply and service agreements: APUC’s gas distribution facilities and thermal generation facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.